Long-Term Debt and Line of Credit (Schedule of Long-Term Debt Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Total debt		$ 2,292	$ 2,500
Less current portion	0	(834)	(208)
Long term debt	$ 0	$ 1,458	$ 2,292